Equity of the Trust (Colonial Properties Trust)	12 Months Ended
Dec. 31, 2012
Colonial Properties Trust
Equity
Equity [Text Block]
Equity of the Trust

Ownership of the Trust is maintained through common shares of beneficial interest (the "common shares"), preferred shares of beneficial interest (the "preferred shares") and noncontrolling interest in CRLP (the "units"). Common shareholders represent public equity owners and common unitholders represent noncontrolling interest owners. Each unit may be redeemed for either one common share or, at the option of the Trust, cash equal to the fair market value of a common share at the time of redemption. When a common unitholder redeems a unit for a common share or cash, noncontrolling interest is reduced. In addition, the Company has acquired properties since its formation by issuing distribution paying and non-distribution paying units. The non-distribution paying units convert to distribution paying units at various dates subsequent to their original issuance. At December 31, 2012 and 2011, 7,152,752 and 7,169,388 units of CRLP were outstanding, respectively, excluding units held by the Trust, all of which were distribution paying units.

The following table presents the changes in the issued common shares of beneficial interest of the Trust since December 31, 2011 (but excluding 7,152,752 and 7,169,388 units of CRLP at December 31, 2012 and December 31, 2011, respectively, each of which is redeemable for either cash equal to the fair market value of a common share at the time of redemption or, at the option of the Trust, one common share):

Issued at December 31, 2011 (1)	93,096,722
Common shares issued through dividend reinvestments	341,131
Restricted shares issued (cancelled), net	273,628
Redemption of CRLP units for common shares	16,636
Issuances under other employee and nonemployee share plans	107,677
Issued at December 31, 2012 (1)	93,835,794
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(1)	Includes 5,623,150 treasury shares.
Equity Offerings
In 2010 and 2011, the Trust completed the following offerings of its common shares under four separate continuous "at-the-market" equity offering programs, each of which was fully exhausted as of December 31, 2011:

($ in thousands, except per share amounts)
	Issuance Authorized		Amount Authorized	Shares Issued	Weighted Avg Issuance Price Per Share	Net Proceeds (1)
2010	February 2010		$50,000	3,602,348	$13.88	$48,999
	July 2010		100,000	6,329,026	15.80	98,990
	December 2010		100,000	462,500	18.06	8,185

		2010 Total		10,393,874	$15.24	$156,174

2011	December 2010		$100,000	4,788,525	$19.14	$89,813
	May 2011		75,000	3,628,321	20.67	73,873

		2011 Total		8,416,846	$19.80	$163,686
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(1)	Amounts are shown net of underwriting discounts, but excludes $0.3 million of one-time administrative expenses paid by the Company during each of the years ended December 31, 2011 and 2010.

The net proceeds resulting from the equity offerings were used to redeem all of the Trust's outstanding Series D Preferred Depositary Shares and to repurchase one-half of CRLP's outstanding Series B Preferred Units during 2010; to partially fund three of the multifamily property acquisitions and the purchase of the Colonial Grand at Traditions joint venture mortgage loan during 2011 (see Note 3 - "Real Estate Activity - Acquisition Activity"); to pay down a portion of the outstanding borrowings under the Company's unsecured credit facility and to fund other general corporate purposes.
Repurchases/Redemption of Series D Preferred Depositary Shares
In April 2003, the Trust issued 5,000,000 depositary shares (the "Series D Preferred Depositary Shares"), each representing 1/10 of a share of 8.125% Series D Cumulative Redeemable Preferred Shares of Beneficial Interest, par value $0.01 per share. During 2010, the Trust redeemed all of the remaining outstanding 4,004,735 Series D Preferred Depositary Shares, plus any accrued and unpaid dividends, in open market (or privately negotiated) transactions for an aggregate redemption price per share of $25.2257, or $100.1 million in the aggregate. As a result of this redemption, the Company recorded a charge of approximately $3.6 million related to the original preferred share issuance costs.